Submission	Mar. 25, 2025
Submission [Line Items]
Central Index Key	0001224133
Registrant Name	MARCHEX, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A